UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07455

                              Phoenix-Seneca Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              909 Montgomery Street
                             San Francisco, CA 94113
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

            Kevin J. Carr, Esq.                      John R. Flores, Esq.
   Vice President, Chief Legal Officer,                 Vice President
   Counsel and Secretary for Registrant          Litigation/Employment Counsel
      Phoenix Life Insurance Company            Phoenix Life Insurance Company
             One American Row                          One American Row
            Hartford, CT 06102                        Hartford, CT 06102
   ---------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

PHOENIX-SENECA FUNDS
JUNE 30, 2005 (UNAUDITED)

GLOSSARY

CONSUMER PRICE INDEX (CPI)

Measures the change in consumer prices of goods and services, including housing, electricity, food and transportation as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

REAL ESTATE INVESTMENT TRUSTS (REITS)

Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

REPURCHASE AGREEMENT

A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.

TREASURY-INFLATION PROTECTED SECURITIES (TIPS)

U.S. Treasury bonds and notes whose value is adjusted according to the changes in inflation rate every six months, as measured by the consumer price index. As inflation occurs the value of TIPS increases.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

Phoenix Bond Fund
(Formerly Phoenix-Seneca Bond Fund)

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                     PAR VALUE
                                                        (000)           VALUE
                                                     -----------     -----------

U.S. GOVERNMENT SECURITIES--15.5%

U.S. TREASURY BONDS--3.0%
U.S. Treasury Bond 5.375%, 2/15/31(f)                $     1,810     $ 2,135,800

U.S. TREASURY NOTES--12.5%
U.S. Treasury Note 2.50%, 9/30/06(f)                       1,890       1,864,899
U.S. Treasury Note 5%, 2/15/11                               735         780,909
U.S. Treasury Inflationary Note 3%, 7/15/12(d)(f)          1,000       1,188,501
U.S. Treasury Note 4%, 11/15/12(f)                         2,900       2,932,512
U.S. Treasury Note 4.75%, 5/15/14(f)                       2,000       2,122,188
                                                                     -----------
                                                                       8,889,009
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $10,724,115)                                         11,024,809
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--30.6%

FHLMC 5.50%, '17-'22                                       1,595       1,610,923
FHLMC 5%, 3/15/19(f)                                         455         456,149
FHLMC 7%, 1/1/33                                             526         554,387
FHLMC 3.536%, 2/1/34(e)                                      591         592,775
FNMA 3.309%, 7/1/33(e)                                       592         593,622
FNMA 5.50%, 8/25/33(e)(g)                                  5,045       5,104,909
FNMA 3.214%, 9/1/33(e)                                       434         434,256
FNMA 3.454%, 11/1/33(e)                                      618         621,163
FNMA 3.48%, 12/1/33(e)                                       403         404,329
FNMA 3.51%, 3/1/34(e)                                        717         722,794
FNMA 3.597%, 4/1/34(e)                                       351         352,082
FNMA 4.50%, 1/1/35                                           570         558,245
FNMA 5.373%, 5/1/35(e)                                     6,933       7,049,970
FNMA 4.50%, 7/1/35(e)(g)                                   2,790       2,728,095
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $21,745,242)                                         21,783,699
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--9.8%

Banc of America Commercial Mortgage, Inc.
   00-1, A1A 7.109%, 11/15/31                                371         389,829
Citigroup Mortgage Loan Trust, Inc.
   04-NCM2, 2CB3 8%, 8/25/34                                 435         459,736
CS First Boston Mortgage Securities Corp.
   03-29, 5A1 7%, 12/25/33                                   240         247,930
Master Asset Securitization Trust Alternative
   Loans Trust 03-7, 5A1 6.25%, 11/25/33                     428         434,312

                                                     PAR VALUE
                                                        (000)           VALUE
                                                     -----------     -----------

NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
Master Asset Securitization Trust Alternative
   Loans Trust 04-1, 3A1 7%, 1/25/34                 $       338     $   341,409
Master Asset Securitization Trust Alternative
   Loans Trust 04-3, 6A1 6.50%, 4/25/34                      871         883,226
Master Asset Securitization Trust Alternative
   Loans Trust 04-5, 6A1 7%, 6/25/34                         301         306,188
Master Asset Securitization Trust Alternative
   Loans Trust 04-6, 6A1 6.50%, 7/25/34                    1,251       1,280,288
Merrill Lynch Mortgage Trust 05-MCP1, A2
   4.556%, 6/12/43                                           725         732,108
Morgan Stanley Mortgage Loan Trust 04-3,
   3A 6%, 4/25/34                                          1,180       1,201,308
Residential Asset Mortgage Products, Inc.
   04-SL3, A4 8.50%, 12/25/31                                670         708,047
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,035,415)                                           6,984,381
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--2.5%

POLAND--0.3%
Republic of Poland 5.25%, 1/15/14                            170         179,265

SWEDEN--2.2%
Swedish Export Credit Corp. 0%, 6/5/07(f)                  1,690       1,594,725
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,859,822)                                           1,773,990
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--6.4%

CANADA--2.1%
Cascades, Inc. 7.25%, 2/15/13                                361         354,682
Corus Entertainment, Inc. 8.75%, 3/1/12                       82          88,355
Intrawest Corp. 7.50%, 10/15/13                              385         397,031
TransCanada Pipelines Ltd. 4%, 6/15/13(f)                    470         453,103
Videotron Ltd. 6.875%, 1/15/14                               205         209,613
                                                                     -----------
                                                                       1,502,784
                                                                     -----------

CHILE--0.3%
Celulosa Arauco y Constitucion S.A. 144A
   5.625%, 4/20/15(b)                                        235         239,961

FRANCE--0.6%
Crown European Holdings SA 9.50%, 3/1/11                     365         405,150

Phoenix Bond Fund

                                                     PAR VALUE
                                                        (000)           VALUE
                                                     -----------     -----------

FOREIGN CORPORATE BONDS (continued)

HONG KONG--0.6%
Hutchison Whampoa International Ltd. 144A
   7.45%, 11/24/33(b)                                $       355     $   417,688

ITALY--0.4%
Telecom Italia Capital 144A 4.95%,
   9/30/14(b)                                                300         297,043

NETHERLANDS--0.3%
ABN AMRO Bank NV 4.65%, 6/4/18                               240         236,605

UNITED KINGDOM--0.7%
BP Capital Markets plc 2.625%, 3/15/07                       200         196,215
British Sky Broadcasting Group plc 8.20%,
   7/15/09                                                    30          33,960
Scottish Power plc 5.375%, 3/15/15                           230         235,761
                                                                     -----------
                                                                         465,936
                                                                     -----------

UNITED STATES--1.4%

Endurance Specialty Holdings Ltd. 7%,
   7/15/34                                                   175         195,774
Tyco International Group SA 6%, 11/15/13                     400         434,998
Tyco International Group SA Participation
   Certificate Trust 144A 4.436%,
   6/15/07(b)                                                260         260,518
Willis Group NA, Inc. 5.625%, 7/15/15(g)                      90          90,579
                                                                     -----------
                                                                         981,869
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,494,680)                                           4,547,036
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--31.6%

AEROSPACE & DEFENSE--1.0%
Boeing Capital Corp. 6.10%, 3/1/11                           175         190,250
Goodrich Corp. 7.625%, 12/15/12(f)                           248         291,152
United Technologies Corp. 4.875%, 5/1/15                     215         219,928
                                                                     -----------
                                                                         701,330
                                                                     -----------

AGRICULTURAL PRODUCTS--0.5%
United Agriculture Products 8.25%,
   12/15/11(f)                                               355         369,200

AUTOMOBILE MANUFACTURERS--0.6%
DaimlerChrysler NA Holding Corp. 4.875%,
   6/15/10                                                   190         189,126
DaimlerChrysler NA Holdings Corp. 3.859%,
   9/10/07(e)                                                210         209,992
                                                                     -----------
                                                                         399,118
                                                                     -----------

BIOTECHNOLOGY--0.4%
Amgen, Inc. 4.85%, 11/18/14                                  305         313,305

                                                      PAR VALUE
                                                        (000)           VALUE
                                                     -----------     -----------

DOMESTIC CORPORATE BONDS (continued)

BROADCASTING & CABLE TV--3.9%
Clear Channel Communications, Inc. 5.50%,
   9/15/14                                           $       385     $   365,156
Comcast Corp. 5.30%, 1/15/14                                  70          71,961
Cox Communications, Inc. 6.75%, 3/15/11                        5           5,444
CSC Holdings, Inc. 10.50%, 5/15/16                           525         567,000
CSC Holdings, Inc. 144A 6.75%, 4/15/12(b)                    185         174,825
Echostar DBS Corp. 5.75%, 10/1/08                            360         359,550
Echostar DBS Corp. 9.125%, 1/15/09                           625         667,188
Lenfest Communications, Inc. 10.50%,
   6/15/06                                                   231         243,220
Liberty Media Corp. 5.70%, 5/15/13                           330         307,408
                                                                     -----------
                                                                       2,761,752
                                                                     -----------

BUILDING PRODUCTS--0.5%
American Standard, Inc. 7.625%, 2/15/10                      328         366,452

CASINOS & GAMING--0.5%
Caesars Entertainment, Inc. 7.875%,
   12/15/05                                                  360         366,300

COMMERCIAL PRINTING--0.4%
Donnelley (R.R.) & Sons Co. 144A 5.50%,
   5/15/15(b)                                                275         279,167

CONSUMER FINANCE--1.4%
American General Finance Corp. 4%, 3/15/11                   410         395,895
General Electric Capital Corp. 4.875%,
   3/4/15                                                    380         389,739
Residential Capital Corp. 144A 6.375%,
   6/30/10(b)                                                220         221,059
                                                                     -----------
                                                                       1,006,693
                                                                     -----------

DIVERSIFIED BANKS--1.0%
Barclays Bank plc 6.278%, 12/15/49(e)                         70          71,225
HSBC Bank USA 5.875%, 11/1/34(f)                             370         403,201
Wachovia Corp. 4.875%, 2/15/14(f)                            240         243,954
                                                                     -----------
                                                                         718,380
                                                                     -----------

DIVERSIFIED CHEMICALS--0.3%
Du Pont (E.I.) de Nemours & Co. 4.125%,
   4/30/10                                                   250         250,150

ELECTRIC UTILITIES--1.2%
Carolina Power & Light 5.70%, 4/1/35                         125         133,625
FirstEnergy Corp. Series B 6.45%,
   11/15/11(f)                                               360         393,862
Reliant Energy, Inc. 9.25%, 7/15/10                          100         109,500
Reliant Energy, Inc. 9.50%, 7/15/13                           95         105,925
Southern California Edison Co. 5.55%,
   1/15/36                                                    75          79,005
                                                                     -----------
                                                                         821,917
                                                                     -----------

Phoenix Bond Fund

                                                      PAR VALUE
                                                        (000)           VALUE
                                                     -----------     -----------

DOMESTIC CORPORATE BONDS (continued)

FOOD RETAIL--0.3%
Ahold Lease USA, Inc. A-2 8.62%, 1/2/25(e)           $        30     $    32,869
Albertson's, Inc. 7.45%, 8/1/29                              165         187,892
                                                                     -----------
                                                                         220,761
                                                                     -----------

HEALTH CARE DISTRIBUTORS--1.0%
Cardinal Healthcare, Inc. 6.75%, 2/15/11                     365         401,960
Owens & Minor, Inc. 8.50%, 7/15/11                           300         322,500
                                                                     -----------
                                                                         724,460
                                                                     -----------

HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International, Inc. 8%,
   9/1/13                                                    155         177,862

HEALTH CARE FACILITIES--0.5%
HCA, Inc. 5.75%, 3/15/14(f)                                  290         289,444
HCA, Inc. 6.375%, 1/15/15                                     45          46,805
                                                                     -----------
                                                                         336,249
                                                                     -----------

HEALTH CARE SERVICES--1.4%
Fresenius Medical Capital Trust II 7.875%,
   2/1/08                                                    335         350,913
Omnicare, Inc. Series B 8.125%, 3/15/11(f)                   580         614,800
                                                                     -----------
                                                                         965,713
                                                                     -----------

HOMEBUILDING--1.9%
D.R. Horton, Inc. 7.50%, 12/1/07                             234         248,820
D.R. Horton, Inc. 5.625%, 9/15/14                            395         396,406
K Hovnanian Enterprises 6.25%, 1/15/15                       415         411,887
Toll Corp. 8.25%, 12/1/11                                    290         313,200
                                                                     -----------
                                                                       1,370,313
                                                                     -----------

HOTELS, RESORTS & CRUISE LINES--0.9%
Hilton Hotels Corp. 7.625%, 12/1/12(f)                       344         397,800
Royal Caribbean Cruises Ltd. 8%, 5/15/10                      30          33,375
Royal Caribbean Cruises Ltd. 8.75%, 2/2/11                   130         150,475
Royal Caribbean Cruises Ltd. 7.25%, 3/15/18                   22          24,310
                                                                     -----------
                                                                         605,960
                                                                     -----------

INTEGRATED OIL & GAS--0.5%
ConocoPhillips 5.90%, 10/15/32                               335         376,350

INTEGRATED TELECOMMUNICATION SERVICES--1.5%
Cincinnati Bell, Inc. 7.25%, 7/15/13                         175         184,625
Qwest Corp. 8.875%, 3/15/12                                  170         185,725
Sprint Capital Corp. 8.75%, 3/15/32                          300         417,334
Verizon Global Funding Corp. 7.75%, 12/1/30                  230         296,987
                                                                     -----------
                                                                       1,084,671
                                                                     -----------

                                                      PAR VALUE
                                                        (000)           VALUE
                                                     -----------     -----------

DOMESTIC CORPORATE BONDS (continued)

INVESTMENT BANKING & BROKERAGE--1.1%
Goldman Sachs Group, Inc. 5.25%, 10/15/13            $       375     $   386,964
Lehman Brothers Holdings, Inc. 8.25%,
   6/15/07                                                     5           5,386
Merrill Lynch & Co. 4.25%, 2/8/10                            370         369,082
Morgan Stanley 6.75%, 4/15/11                                 40          44,289
                                                                     -----------
                                                                         805,721
                                                                     -----------

LIFE & HEALTH INSURANCE--1.2%
Metlife, Inc. 5.70%, 6/15/35                                 275         283,491
Protective Life Secured Trust 3.22%,
   1/14/08(e)                                                260         259,989
Protective Life Secured Trust 4%, 4/1/11                     300         295,069
                                                                     -----------
                                                                         838,549
                                                                     -----------

MANAGED HEALTH CARE--0.3%
UnitedHealth Group, Inc. 3.30%, 1/30/08                      190         185,599

METAL & GLASS CONTAINERS--0.9%
Ball Corp. 6.875%, 12/15/12                                  306         322,830
Owens-Brockway Glass Container, Inc.
   8.875%, 2/15/09                                           298         318,115
                                                                     -----------
                                                                         640,945
                                                                     -----------

MOVIES & ENTERTAINMENT--0.3%
Time Warner, Inc. 9.125%, 1/15/13                            150         189,548

MULTI-LINE INSURANCE--0.5%
Loews Corp. 6%, 2/1/35(f)                                    380         386,874

OIL & GAS EXPLORATION & PRODUCTION--0.7%
Chesapeake Energy Corp. 144A 6.25%,
   1/15/18(b)                                                115         113,850
Pioneer Natural Resource Co. 5.875%,
   7/15/16                                                   350         352,960
                                                                     -----------
                                                                         466,810
                                                                     -----------

OIL & GAS STORAGE & TRANSPORTATION--0.3%
Kinder Morgan Energy Partners 7.30%,
   8/15/33(f)                                                195         236,552

OTHER DIVERSIFIED FINANCIAL SERVICES--0.3%
Citigroup, Inc. 5%, 9/15/14                                  230         235,278

PACKAGED FOODS & MEATS--1.0%
Dean Foods Co. 8.15%, 8/1/07                                 443         469,580
Kraft Foods, Inc. 5.625%, 11/1/11                            235         249,293
                                                                     -----------
                                                                         718,873
                                                                     -----------

PAPER PRODUCTS--0.7%
Bowater, Inc. 9%, 8/1/09(f)                                  435         473,063

PHARMACEUTICALS--0.6%
Merck & Co., Inc. 4.75%, 3/1/15                              160         161,428

Phoenix Bond Fund

                                                  PAR VALUE
                                                    (000)            VALUE
                                                 -----------      -----------

DOMESTIC CORPORATE BONDS (continued)

PHARMACEUTICALS (CONTINUED)
Wyeth 5.50%, 3/15/13                             $        225     $   236,801
                                                                  -----------
                                                                      398,229
                                                                  -----------

PROPERTY & CASUALTY INSURANCE--0.6%
Fund American Cos., Inc. 5.875%, 5/15/13(f)               430         447,869

PUBLISHING & PRINTING--0.8%
News America, Inc. 5.30%, 12/15/14                        430         441,185
Reed Elsevier Capital, Inc. 4.625%, 6/15/12               155         154,285
                                                                  -----------
                                                                      595,470
                                                                  -----------

REGIONAL BANKS--0.6%
Colonial Bank 9.375%, 6/1/11                              338         402,903

REITS--0.7%
Archstone-Smith Trust 7.90%, 2/15/16                      191         226,204
Camden Property Trust 5%, 6/15/15                          90          89,161
iStar Financial, Inc. 5.125%, 4/1/11                      185         184,503
                                                                  -----------
                                                                      499,868
                                                                  -----------

RESTAURANTS--0.3%
Yum! Brands, Inc. 7.70%, 7/1/12                           153         179,661

TOBACCO--0.2%
Reynolds (R.J.) Tobacco Holdings, Inc.
   144A 6.50%, 7/15/10(b)                                  80          80,200
Reynolds (R.J.) Tobacco Holdings, Inc.
   144A 7.30%, 7/15/15(b)                                  80          80,400
                                                                  -----------
                                                                      160,600
                                                                  -----------

WIRELESS TELECOMMUNICATION SERVICES--0.6%
Nextel Communications, Inc. 6.875%, 10/31/13              375         402,656
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $21,880,179)                                      22,481,171
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.4%
(IDENTIFIED COST $67,739,453)                                      68,595,086
--------------------------------------------------------------------------------

                                                      PAR VALUE
                                                        (000)           VALUE
                                                     -----------     -----------

SHORT-TERM INVESTMENTS--16.8%

FEDERAL AGENCY SECURITIES--16.8%
FHLB 2.50%, 7/1/05                               $     11,900    $ 11,900,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $11,900,000)                                      11,900,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--113.2%
(IDENTIFIED COST $79,639,453)                                      80,495,086(a)

Other assets and liabilities, net--(13.2)%                         (9,384,717)
                                                                 ------------
NET ASSETS--100.0%                                               $ 71,110,369
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,142,301 and gross depreciation of $341,681 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $79,694,466.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to a value of $2,164,711 or 3.0% of net assets.

(c) Foreign corporate bonds are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.

(d) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(f)   All or a portion segregated as collateral for a when-issued security.

(g)   When-issued security.

Phoenix Earnings Driven Growth Fund
(Formerly Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund)

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                          SHARES        VALUE
                                                         --------    ----------

DOMESTIC COMMON STOCKS--97.8%

APPAREL RETAIL--4.3%
Foot Locker, Inc.                                         54,470     $ 1,482,673
Urban Outfitters, Inc.(b)                                 25,500       1,445,595
                                                                     -----------
                                                                       2,928,268
                                                                     -----------

APPAREL, ACCESSORIES & LUXURY GOODS--3.5%
Coach, Inc.(b)                                            71,660       2,405,626

BIOTECHNOLOGY--5.7%
Genzyme Corp.(b)                                          39,590       2,378,963
Protein Design Labs, Inc.(b)                              73,370       1,482,808
                                                                     -----------
                                                                       3,861,771
                                                                     -----------

BROADCASTING & CABLE TV--2.7%
Univision Communications, Inc. Class A(b)                 66,300       1,826,565

CASINOS & GAMING--2.6%
Station Casinos, Inc.                                     27,050       1,796,120

COMMUNICATIONS EQUIPMENT--2.4%
Comverse Technology, Inc.(b)                              69,850       1,651,952

COMPUTER STORAGE & PERIPHERALS--2.9%
Network Appliance, Inc.(b)                                70,600       1,995,862

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.1%
Oshkosh Truck Corp.                                       18,100       1,416,868

DATA PROCESSING & OUTSOURCED SERVICES--5.4%
Alliance Data Systems Corp.(b)                            46,680       1,893,341
Global Payments, Inc.                                     26,940       1,826,532
                                                                     -----------
                                                                       3,719,873
                                                                     -----------

ELECTRONIC MANUFACTURING SERVICES--4.6%
Jabil Circuit, Inc.(b)                                   102,430       3,147,674

ENVIRONMENTAL SERVICES--2.0%
Stericycle, Inc.(b)                                       26,640       1,340,525

HEALTH CARE EQUIPMENT--5.7%
Fisher Scientific International, Inc.(b)                  38,000       2,466,200
Kinetic Concepts, Inc.(b)                                 23,260       1,395,600
                                                                     -----------
                                                                       3,861,800
                                                                     -----------

HEALTH CARE SERVICES--3.1%
Quest Diagnostics, Inc.                                   39,540       2,106,296

                                                          SHARES        VALUE
                                                         --------    ----------

DOMESTIC COMMON STOCKS (continued)

HOMEFURNISHING RETAIL--6.2%
Bed Bath & Beyond, Inc.(b)                                49,900     $ 2,084,822
Williams-Sonoma, Inc.(b)                                  54,100       2,140,737
                                                                     -----------
                                                                       4,225,559
                                                                     -----------

HOTELS, RESORTS & CRUISE LINES--2.8%
Starwood Hotels & Resorts Worldwide, Inc.                 32,500       1,903,525

INDUSTRIAL MACHINERY--2.1%
Harsco Corp.                                              26,210       1,429,755

INTERNET SOFTWARE & SERVICES--3.6%
VeriSign, Inc.(b)                                         84,760       2,437,698

MANAGED HEALTH CARE--2.7%
PacifiCare Health Systems, Inc.(b)                        25,820       1,844,839

OFFICE ELECTRONICS--0.9%
Zebra Technologies Corp. Class A(b)                       13,700         599,923

PHARMACEUTICALS--2.1%
Sepracor, Inc.(b)                                         24,250       1,455,243

REGIONAL BANKS--2.6%
Marshall & Ilsley Corp.                                   40,100       1,782,445

RESTAURANTS--3.0%
Darden Restaurants, Inc.                                  62,750       2,069,495

SEMICONDUCTOR EQUIPMENT--1.9%
KLA-Tencor Corp.                                          30,250       1,321,925

SEMICONDUCTORS--10.2%
Analog Devices, Inc.                                      36,900       1,376,739
Intersil Corp. Class A                                    77,910       1,462,371
Microchip Technology, Inc.                                66,830       1,979,504
Xilinx, Inc.                                              82,950       2,115,225
                                                                     -----------
                                                                       6,933,839
                                                                     -----------

SOFT DRINKS--2.8%
Coca-Cola Enterprises, Inc.                               88,380       1,945,244

SPECIALTY CHEMICALS--3.0%
Rohm & Haas Co.                                           43,810       2,030,155

SYSTEMS SOFTWARE--3.5%
Adobe Systems, Inc.                                       83,780       2,397,784

Phoenix Earnings Driven Growth Fund

                                                     SHARES          VALUE
                                                   ----------    ------------

DOMESTIC COMMON STOCKS (continued)

WIRELESS TELECOMMUNICATION SERVICES--3.4%
Nextel Partners, Inc. Class A(b)                     92,810      $  2,336,028
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $57,654,348)                                      66,772,657
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $57,654,348)                                      66,772,657
--------------------------------------------------------------------------------

                                                   PAR VALUE
                                                      (000)          VALUE
                                                   ----------    ------------

SHORT-TERM INVESTMENTS--2.2%

REPURCHASE AGREEMENTS--2.2%
State Street Bank & Trust Co. repurchase
   agreement 1.80% dated 6/30/05, due
   7/1/05 repurchase price $1,485,074
   collateralized by U.S. Treasury Note
   3.625%, 6/30/07 market value $1,518,100           $1,485         1,485,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,485,000)                                        1,485,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $59,139,348)                                      68,257,657(a)

Other assets and liabilities, net--0.0%                                (8,552)
                                                                 ------------
NET ASSETS--100.0%                                               $ 68,249,105
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,830,578 and gross depreciation of $712,269 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $59,139,348.

(b)   Non-income producing.

Phoenix Equity Income Fund
(Formerly Phoenix-Seneca Equity Income Fund)

                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2005
                                   (UNAUDITED)

                                                         SHARES         VALUE
                                                       ---------     -----------

DOMESTIC COMMON STOCKS--98.4%

REAL ESTATE INVESTMENT TRUSTS--87.6%

DIVERSIFIED--6.8%
iStar Financial, Inc.                                     14,080     $   585,587
Vornado Realty Trust                                      17,980       1,445,592
--------------------------------------------------------------------------------
TOTAL DIVERSIFIED                                                      2,031,179
--------------------------------------------------------------------------------

INDUSTRIAL/OFFICE--24.7%

INDUSTRIAL--9.0%
AMB Property Corp.                                        27,650       1,200,840
ProLogis                                                  37,170       1,495,721
                                                                     -----------
                                                                       2,696,561
                                                                     -----------

MIXED--3.0%
Duke Realty Corp.                                         28,020         887,113

OFFICE--12.7%
Boston Properties, Inc.                                   21,850       1,529,500
Equity Office Properties Trust                            30,505       1,009,715
Trizec Properties, Inc.                                   59,880       1,231,732
                                                                     -----------
                                                                       3,770,947
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                                7,354,621
--------------------------------------------------------------------------------

LODGING/RESORTS--2.5%
Host Marriott Corp.                                       43,080         753,900

MORTGAGE--3.9%

COMMERCIAL FINANCING--3.9%
Capital Trust, Inc. Class A                               15,410         514,848
RAIT Investment Trust                                     21,600         646,920
--------------------------------------------------------------------------------
TOTAL MORTGAGE                                                         1,161,768
--------------------------------------------------------------------------------

RESIDENTIAL--16.5%

APARTMENTS--16.5%
Archstone-Smith Trust                                     30,176       1,165,397
AvalonBay Communities, Inc.                               12,790       1,033,432
Equity Residential                                        37,450       1,378,909
Essex Property Trust, Inc.                                 8,230         683,584
United Dominion Realty Trust, Inc.                        27,410         659,210
--------------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                      4,920,532
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                       ---------     -----------

DOMESTIC COMMON STOCKS (continued)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)

RETAIL--30.2%

REGIONAL MALLS--15.7%
General Growth Properties, Inc.                           43,760     $ 1,798,099
Macerich Co. (The)                                        11,280         756,324
Mills Corp. (The)                                          6,460         392,703
Simon Property Group, Inc.                                23,885       1,731,424
                                                                     -----------
                                                                       4,678,550
                                                                     -----------

SHOPPING CENTERS--14.5%
Developers Diversified Realty Corp.                       19,430         893,003
Equity One, Inc.                                          20,080         455,816
Kimco Realty Corp.                                        18,000       1,060,380
Regency Centers Corp.                                     18,340       1,049,048
Tanger Factory Outlet Centers, Inc.                       31,050         836,176
                                                                     -----------
                                                                       4,294,423
                                                                     -----------
--------------------------------------------------------------------------------
TOTAL RETAIL                                                           8,972,973
--------------------------------------------------------------------------------

SELF STORAGE--3.0%
Public Storage, Inc.                                      14,090         891,193
--------------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $20,284,311)                                         26,086,166
--------------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES--7.3%
La Quinta Corp.(b)                                        73,460         685,382
Marriott International, Inc. Class A                      11,020         751,784
Starwood Hotels & Resorts Worldwide, Inc.                 12,400         726,268
(Identified cost $1,662,288)                                         -----------
                                                                       2,163,434
                                                                     -----------

INVESTMENT BANKING & BROKERAGE--0.7%
Northstar Capital Investment Corp. 144A(b)(c)(d)          35,000         225,400
(Identified cost $720,625)

PACKAGED FOODS--2.8%
B&G Foods, Inc.                                           56,650         829,356
(Identified cost $860,121)
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $23,527,345)                                         29,304,356
--------------------------------------------------------------------------------

Phoenix Equity Income Fund


                                                      SHARES         VALUE
                                                    -----------   -----------

DOMESTIC PREFERRED STOCKS--1.0%

THRIFTS & MORTGAGE FINANCE--1.0%
Accredited Mortgage Loan REIT Trust Series
   A Pfd 9.75%                                         11,360     $   300,131
(Identified cost $289,540)
--------------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $289,540)                                            300,131
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $23,816,885)                                      29,604,487(a)

Other assets and liabilities, net--0.6%                               169,930
                                                                  -----------
NET ASSETS--100.0%                                                $29,774,417
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $6,456,276 and gross depreciation of $534,834 for federal income tax purposes. At June 30, 2005, the aggregate cost of securities for federal income tax purposes was $23,683,045.

(b)   Non-income producing.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005 this security amounted to a value of $225,400 or 0.7% of the net assets.

(d) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2005, this security amounted to a value of $225,400 or 0.7% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

PHOENIX-SENECA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix-Seneca Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX-SENECA FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

E. REIT INVESTMENTS

      Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

F. REPURCHASE AGREEMENTS

      A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

G. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Each Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date and maintains collateral for the securities purchased.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At June 30, 2005, the Equity Income Fund held the following restricted security:

                                                                      MARKET         % OF
                                    ACQUISITION     ACQUISITION       VALUE       NET ASSETS
                                        DATE            COST        AT 6/30/05    AT 6/30/05
                                        ----            ----        ----------    ----------
      NorthStar Capital
      Investment Corp.
           Shares    20,000......    12/17/97        $400,000
           Shares    15,000......    3/24/98          320,625
                                                     --------
                                                     $720,625        $225,400         0.7%

      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of restricted securities.


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix-Seneca Funds
             -------------------------------------------------------------------

By (Signature and Title)* /s/  George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, Executive Vice President
                          (principal executive officer)

Date         August 19, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/  George R. Aylward
                         -------------------------------------------------------
                          George R. Aylward, Executive Vice President
                          (principal executive officer)

Date         August 19, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/  W. Patrick Bradley
                         -------------------------------------------------------
                          W. Patrick Bradley, Treasurer and Chief
                          Financial Officer (principal financial officer)

Date         August 17, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.